Schedule I-Condensed Financial Information - Statements of Cash Flows and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 287,018	¥ 1,992,767	¥ 1,508,712	¥ 752,593
Adjustments to reconcile net income to net cash by operating activities:
Share of loss of affiliates	10,297	71,489	84,063	62,716
Impairment loss of investment	16,502	114,574	99,749	6,166
Share-based compensation expenses	68,508	475,653	302,941	225,494
Amortization of debt issuance cost	5,160	35,824	33,453	26,701
Changes in operating assets and liabilities:
Amounts due from subsidiaries	4,357	30,251	(865)	(30,991)
Deferred income	8,000	55,549	(86,880)	63,158
Net cash generated from operating activities	407,808	2,831,413	1,915,086	3,262,662
Cash flows from investing activities:
Investment in affiliates and other investments	(8,401)	(58,327)	(523,643)	(463,093)
Investment in available-for-sale securities	(14,016)	(97,314)	(246,953)
Acquisition of a subsidiary, net of cash acquired	(15,321)	(106,365)	(39,198)	(687,233)
Net cash used in investing activities	(240,386)	(1,669,002)	(2,937,309)	(4,253,380)
Cash flows from financing activities:
Proceeds from issuance of convertible notes				3,836,110
Repurchase of ordinary shares	(27,887)	(193,619)	(650,197)
Issuance cost of convertible notes offering				(6,689)
Proceeds from issuance of ordinary shares upon exercise of stock options	829	5,747	6,323	10,950
Net cash provided by (used in) financing activities	(56,621)	(393,128)	(539,134)	3,852,133
Effect of exchange rate changes	2,293	15,910	94,990	(96,928)
Net increase (decrease) in cash and cash equivalents	113,094	785,193	(1,466,367)	2,764,487
Cash and cash equivalents at beginning of the period	478,808	3,324,384	4,790,751	2,026,264
Cash and cash equivalents at end of the period	591,902	4,109,577	3,324,384	4,790,751
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		4,278,531	1,957,529
Consolidated VIE and VIE's subsidiaries
Cash flows from operating activities:
Net income		230,954	226,986	162,955
Changes in operating assets and liabilities:
Net cash generated from operating activities		(1,192,894)	(1,363,805)	1,052,069
Cash flows from investing activities:
Net cash used in investing activities		626,798	1,018,250	(890,327)
Cash flows from financing activities:
Net cash provided by (used in) financing activities		(108,779)	809,740	12,665
Restriction on dividend distribution
Dividend paid to the Company		0	0	0
Amount of restricted capital and reserves not available for dividend distribution		829,500	829,500
Parent company
Cash flows from operating activities:
Net income	293,363	2,036,817	1,589,665	841,286
Adjustments to reconcile net income to net cash by operating activities:
Equity in incomes of subsidiaries and variable interest entities	(385,626)	(2,677,396)	(2,159,985)	(1,197,222)
Share of loss of affiliates	9,433	65,492	80,422	62,038
Impairment loss of investment			68,648	6,166
Share-based compensation expenses	68,508	475,653	302,941	225,494
Amortization of debt issuance cost	5,160	35,824	33,453	26,701
Changes in operating assets and liabilities:
Amounts due from subsidiaries	27,728	192,523	993,135	(2,715,107)
Accrued expenses and other current liabilities	3,447	23,924	(8,081)	16,699
Deferred income	5,140	35,688	8,686
Net cash generated from operating activities	27,153	188,525	908,884	(2,733,945)
Cash flows from investing activities:
Investment in affiliates and other investments			(335,974)	(437,108)
Investment in available-for-sale securities			(38,406)
Acquisition of a subsidiary, net of cash acquired				(687,233)
Net cash used in investing activities			(374,380)	(1,124,341)
Cash flows from financing activities:
Proceeds from issuance of convertible notes				3,836,110
Repurchase of ordinary shares	(27,887)	(193,619)	(650,197)
Issuance cost of convertible notes offering				(6,689)
Proceeds from issuance of ordinary shares upon exercise of stock options	828	5,747	6,323	10,950
Other financing activities				4,225
Net cash provided by (used in) financing activities	(27,059)	(187,872)	(643,874)	3,844,596
Effect of exchange rate changes	6	44	108,650	14,089
Net increase (decrease) in cash and cash equivalents	100	697	(720)	399
Cash and cash equivalents at beginning of the period	37	255	975	576
Cash and cash equivalents at end of the period	$ 137	952	255	975
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		4,278,531	1,957,529
Cash dividend declared and paid to the Company		0	0	0
WFOE
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		1,128,029	1,128,029
Group's subsidiaries
Restriction on dividend distribution
Dividend paid to the Company		¥ 0	¥ 0	¥ 0